FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with Accounting Statdards Codification ("ASC") No. 820, "Fair Value Measurements and Disclosures", the Group measures its foreign currency derivative instruments and its contingent consideration relating to the Mailvision acquisition, at fair value. Investments in foreign currency derivative instruments and debt securities are classified within Level 2 value hierarchy. This is because these assets are valued using alternative pricing sources and models utilizing market observable inputs.

The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	June 30, 2015
	Fair value measurements using input type
	Level 2	Level 3	Total
	Unaudited
Financial assets related to foreign currency derivative hedging contracts	$2,002	$-	$2,002
Marketable securities	56,207	-	56,207
Contingent consideration related to Mailvision	-	(221)	(221)

Total Financial assets (liability)	$58,209	$(221)	$57,988

	December 31, 2014
	Fair value measurements using input type
	Level 2	Level 3	Total
	Audited
Financial assets related to foreign currency derivative hedging contracts	$127	$-	$127
Marketable securities	59,227	-	59,227
Contingent consideration related to Mailvision	-	(443)	(443)

Total Financial assets (liability)	$59,354	$(443)	$58,911

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2015 (audited)	$(443)
Payment of earn out liability (unaudited)	233
Adjustment due to time change value (unaudited)	(11)

Balance at June 30, 2015 (unaudited)	$(221)